Fair value measurement - Assets and Liabilities on Recurring Basis (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 102,106,000,000	$ 88,031,000,000
Trading assets:
Total derivatives fair value	6,614,000,000	12,318,000,000
Effect of master netting agreements	(5,224,000,000)	(8,612,000,000)
Total derivative assets	1,390,000,000	3,706,000,000
Trading assets	14,276,000,000	13,981,000,000
Other assets	1,666,000,000	2,151,000,000
Trading liabilities:
Total derivatives fair value	6,462,000,000	11,909,000,000
Effect of master netting agreements	(3,831,000,000)	(9,033,000,000)
Derivative liabilities	2,631,000,000	2,876,000,000
Other liabilities	617,000,000	422,000,000
Interest rate contracts
Trading assets:
Effect of master netting agreements	(685,000,000)	(835,000,000)
Trading liabilities:
Effect of master netting agreements	(456,000,000)	(475,000,000)
Foreign exchange contracts
Trading assets:
Effect of master netting agreements	(4,523,000,000)	(7,698,000,000)
Trading liabilities:
Effect of master netting agreements	(3,348,000,000)	(8,533,000,000)
Equity contracts
Trading assets:
Effect of master netting agreements	(16,000,000)	(79,000,000)
Trading liabilities:
Effect of master netting agreements	(27,000,000)	(25,000,000)
Non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	28,568,000,000	24,747,000,000
U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	25,711,000,000	16,403,000,000
Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	21,220,000,000	19,900,000,000
Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	8,068,000,000	7,068,000,000
Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,780,000,000	7,225,000,000
CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,118,000,000	5,819,000,000
U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,554,000,000	2,289,000,000
Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,515,000,000	1,478,000,000
Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	376,000,000	615,000,000
Not designated as hedging
Trading assets:
Total derivatives fair value	6,256,000,000	11,537,000,000
Trading liabilities:
Total derivatives fair value	6,381,000,000	11,897,000,000
Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	718,000,000	835,000,000
Trading liabilities:
Total derivatives fair value	973,000,000	1,210,000,000
Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	5,517,000,000	10,559,000,000
Trading liabilities:
Total derivatives fair value	5,351,000,000	10,636,000,000
Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	21,000,000	143,000,000
Trading liabilities:
Total derivatives fair value	44,000,000	34,000,000
Designated as hedging
Trading assets:
Total derivatives fair value	358,000,000	781,000,000
Trading liabilities:
Total derivatives fair value	81,000,000	12,000,000
Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	305,000,000	326,000,000
Trading liabilities:
Total derivatives fair value	0	0
Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	53,000,000	455,000,000
Trading liabilities:
Total derivatives fair value	81,000,000	12,000,000
Assets measured at fair value on a recurring basis
Trading assets:
Effect of master netting agreements	(5,224,000,000)
Total assets	118,048,000,000
Assets measured at fair value on a recurring basis | Level 1
Trading assets:
Total assets	$ 41,997,000,000
Percentage of total assets prior to netting	34.00%
Trading liabilities:
Percentage of total liabilities prior to netting	39.00%
Assets measured at fair value on a recurring basis | Level 2
Trading assets:
Total assets	$ 81,120,000,000
Percentage of total assets prior to netting	66.00%
Trading liabilities:
Percentage of total liabilities prior to netting	61.00%
Assets measured at fair value on a recurring basis | Level 3
Trading assets:
Total assets	$ 0
Percentage of total assets prior to netting	0.00%
Trading liabilities:
Percentage of total liabilities prior to netting	0.00%
Assets measured at fair value on a recurring basis | Operating segments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 102,106,000,000	88,031,000,000
Trading assets:
Debt instruments	6,204,000,000	5,275,000,000
Equity instruments	7,040,000,000	5,781,000,000
Effect of master netting agreements	(5,224,000,000)	(8,612,000,000)
Trading assets	14,276,000,000	13,981,000,000
Other assets	1,153,000,000	1,218,000,000
Total other assets	1,511,000,000	1,999,000,000
Total assets		104,163,000,000
Trading liabilities:
Total trading liabilities	6,135,000,000	4,865,000,000
Effect of master netting agreements	(3,831,000,000)	(9,033,000,000)
Other liabilities	536,000,000	410,000,000
Total derivative liabilities designated as hedging	617,000,000
Total liabilities	6,752,000,000	5,287,000,000
Assets measured at fair value on a recurring basis | Operating segments | Non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	28,568,000,000	24,747,000,000
Assets measured at fair value on a recurring basis | Operating segments | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	25,711,000,000	16,403,000,000
Assets measured at fair value on a recurring basis | Operating segments | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	21,220,000,000	19,900,000,000
Assets measured at fair value on a recurring basis | Operating segments | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	8,068,000,000	7,068,000,000
Assets measured at fair value on a recurring basis | Operating segments | Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,780,000,000	7,225,000,000
Assets measured at fair value on a recurring basis | Operating segments | CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,118,000,000	5,819,000,000
Assets measured at fair value on a recurring basis | Operating segments | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,196,000,000	2,487,000,000
Assets measured at fair value on a recurring basis | Operating segments | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,554,000,000	2,289,000,000
Assets measured at fair value on a recurring basis | Operating segments | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,515,000,000	1,478,000,000
Assets measured at fair value on a recurring basis | Operating segments | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	376,000,000	615,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging
Trading assets:
Effect of master netting agreements	(5,224,000,000)	(8,612,000,000)
Total derivative assets	1,032,000,000	2,925,000,000
Trading liabilities:
Effect of master netting agreements	(3,831,000,000)	(9,033,000,000)
Derivative liabilities	2,550,000,000	2,864,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets	718,000,000	835,000,000
Trading liabilities:
Derivative liabilities	973,000,000	1,210,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	5,517,000,000	10,559,000,000
Trading liabilities:
Derivative liabilities	5,351,000,000	10,636,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Equity contracts
Trading assets:
Total derivative assets	21,000,000	143,000,000
Trading liabilities:
Derivative liabilities	57,000,000	51,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging
Trading assets:
Total derivative assets	358,000,000	781,000,000
Trading liabilities:
Derivative liabilities	81,000,000	12,000,000
Total derivative liabilities designated as hedging		422,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets	305,000,000	326,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	53,000,000	455,000,000
Trading liabilities:
Derivative liabilities	81,000,000	12,000,000
Assets measured at fair value on a recurring basis | Operating segments | Debt instruments
Trading liabilities:
Total trading liabilities	3,344,000,000	1,949,000,000
Assets measured at fair value on a recurring basis | Operating segments | Equity instruments
Trading liabilities:
Total trading liabilities	241,000,000	52,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	31,951,000,000	21,183,000,000
Trading assets:
Debt instruments	2,426,000,000	2,268,000,000
Equity instruments	7,040,000,000	5,781,000,000
Trading assets	9,471,000,000	8,057,000,000
Other assets	575,000,000	532,000,000
Total other assets	575,000,000	532,000,000
Total assets		$ 29,772,000,000
Percentage of total assets prior to netting		26.00%
Trading liabilities:
Total trading liabilities	3,548,000,000	$ 1,992,000,000
Other liabilities	535,000,000	400,000,000
Total derivative liabilities designated as hedging	535,000,000
Total liabilities	4,083,000,000	$ 2,392,000,000
Percentage of total liabilities prior to netting		17.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	7,196,000,000	$ 4,780,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	24,755,000,000	16,403,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging
Trading assets:
Total derivatives fair value	5,000,000	8,000,000
Trading liabilities:
Total derivatives fair value	4,000,000	9,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	5,000,000	2,000,000
Trading liabilities:
Total derivatives fair value	3,000,000	9,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	0	6,000,000
Trading liabilities:
Total derivatives fair value	1,000,000	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Total derivative liabilities designated as hedging		400,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Debt instruments
Trading liabilities:
Total trading liabilities	3,303,000,000	1,931,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Equity instruments
Trading liabilities:
Total trading liabilities	241,000,000	52,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	70,155,000,000	66,848,000,000
Trading assets:
Debt instruments	3,778,000,000	3,007,000,000
Equity instruments	0	0
Trading assets	10,029,000,000	14,536,000,000
Other assets	578,000,000	686,000,000
Total other assets	936,000,000	1,467,000,000
Total assets		$ 82,851,000,000
Percentage of total assets prior to netting		74.00%
Trading liabilities:
Total trading liabilities	6,418,000,000	$ 11,906,000,000
Other liabilities	1,000,000	10,000,000
Total derivative liabilities designated as hedging	82,000,000
Total liabilities	6,500,000,000	$ 11,928,000,000
Percentage of total liabilities prior to netting		83.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	21,372,000,000	$ 19,967,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	956,000,000	0
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	21,220,000,000	19,900,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	8,068,000,000	7,068,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,780,000,000	7,225,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,118,000,000	5,819,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,196,000,000	2,487,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,554,000,000	2,289,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,515,000,000	1,478,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	376,000,000	615,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging
Trading assets:
Total derivatives fair value	6,251,000,000	11,529,000,000
Trading liabilities:
Total derivatives fair value	6,377,000,000	11,888,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	713,000,000	833,000,000
Trading liabilities:
Total derivatives fair value	970,000,000	1,201,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	5,517,000,000	10,559,000,000
Trading liabilities:
Total derivatives fair value	5,351,000,000	10,636,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	21,000,000	137,000,000
Trading liabilities:
Total derivatives fair value	56,000,000	51,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging
Trading assets:
Total derivatives fair value	358,000,000	781,000,000
Trading liabilities:
Total derivatives fair value	81,000,000	12,000,000
Total derivative liabilities designated as hedging		22,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	305,000,000	326,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	53,000,000	455,000,000
Trading liabilities:
Total derivatives fair value	81,000,000	12,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Debt instruments
Trading liabilities:
Total trading liabilities	41,000,000	18,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Equity instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Trading assets:
Debt instruments	0	0
Equity instruments	0	0
Total derivative assets	0
Trading assets	0	0
Other assets	0	0
Total other assets	0	0
Total assets		$ 0
Percentage of total assets prior to netting		0.00%
Trading liabilities:
Total trading liabilities	0	$ 0
Other liabilities	0	0
Total derivative liabilities designated as hedging	0
Total liabilities	0	$ 0
Percentage of total liabilities prior to netting		0.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	$ 0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Total derivative liabilities designated as hedging		0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Debt instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Equity instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | NAV
Trading assets:
Assets measured at NAV	$ 155,000,000	$ 152,000,000